EVENTS AFTER THE REPORTING PERIOD (Details)				9 Months Ended	12 Months Ended
	Nov. 26, 2019 CAD ($) $ / shares shares	Oct. 30, 2019 item	Oct. 01, 2019 EquityInstruments $ / shares	Sep. 30, 2019 Option $ / shares	Dec. 31, 2018 Option $ / shares	Nov. 20, 2019 CAD ($)	Nov. 19, 2019 CAD ($)	Oct. 15, 2019 ft²	Oct. 07, 2019 ft²
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted | Option				6,475,500	2,811,000
Exercise price, option granted				$ 3.83	$ 4.16
Village Farms
Disclosure of non-adjusting events after reporting period [line items]
Amount due to the Joint Venture from the Company | $							$ 5,940,000
Event after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted | EquityInstruments			140,000
Exercise price, option granted			$ 1.22
Option vesting period			3 years
Options expiry period			5 years
Number of staff positions reduced | item		65
Number of units sold | shares	4,385,965
Price per unit	$ 0.57
Repayment of loan | $						$ 13,000,000
Total gross proceeds | $	$ 2,500,000
Number of shares per unit	$ 1
Number of Warrants per unit	1
Price per warrant share	0.75
Minimum price per warrant share	$ 1.50
Number of consecutive trading days at any time after the closing of the Offering for warrant share price to be greater than a certain limit	10 days
Number of shares issued | shares	4,385,965
Price per share	$ 0.57
License amendment
Disclosure of non-adjusting events after reporting period [line items]
Area of property | ft²									88,000
Cultivation amendment license
Disclosure of non-adjusting events after reporting period [line items]
Area of property | ft²								78,000